Note 12 - Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income Explanatory
Financial assets designated at fair value through other comprehensive income (Millions of euros)
	Notes	June 2018	December 2017
Debt securities	6.2.1	60,615	66,273
Impairment losses		(15)	(21)
Equity instruments	6.2.1	2,579	4,488
Impairment losses		-	(1,264)
Loans and advances		33	-
Total		63,212	69,476

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities
Financial assets designated at fair value through profit or loss: Debt Securities. June 2018 (Millions of euros)
	Amortized Cost (*)	Unrealized Gains	Unrealized Losses	Book Value
Domestic Debt Securities
Spanish Government and other government agency debt securities	20,478	869	(2)	21,346
Other debt securities	1,673	105	(2)	1,777
Issued by credit institutions	817	67	-	884
Issued by other issuers	856	38	(2)	893
Subtotal	22,151	975	(3)	23,122
Foreign Debt Securities
Mexico	6,966	17	(126)	6,857
Mexican Government and other government agency debt securities	5,671	11	(111)	5,572
Other debt securities	1,294	6	(15)	1,286
Issued by credit institutions	30	-	(1)	30
Issued by other issuers	1,265	6	(14)	1,256
The United States	14,044	27	(271)	13,799
Government securities	10,296	13	(191)	10,118
US Treasury and other US Government agencies	5,944	6	(89)	5,861
States and political subdivisions	4,351	7	(102)	4,256
Other debt securities	3,748	14	(80)	3,681
Issued by credit institutions	50	1	-	51
Issued by other issuers	3,698	13	(80)	3,630
Turkey	4,582	33	(206)	4,409
Turkey Government and other government agency debt securities	4,211	32	(191)	4,052
Other debt securities	371	1	(15)	357
Issued by credit institutions	349	-	(15)	334
Issued by other issuers	22	1	-	23
Other countries	12,208	331	(126)	12,413
Other foreign governments and other government agency debt securities	6,479	165	(82)	6,562
Other debt securities	5,729	166	(43)	5,852
Issued by Central Banks	947	2	(2)	946
Issued by credit institutions	1,992	120	(23)	2,089
Issued by other issuers	2,790	44	(18)	2,816
Subtotal	37,799	407	(729)	37,478
Total	59,951	1,382	(732)	60,600

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Available-for-sale financial assets: Debt Securities. December 2017 (Millions of euros)
	Amortized Cost (*)	Unrealized Gains	Unrealized Losses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	22,765	791	(17)	23,539
Other debt securities	1,951	114	-	2,066
Issued by credit institutions	891	72	-	962
Issued by other issuers	1,061	43	-	1,103
Subtotal	24,716	906	(17)	25,605
Foreign Debt Securities
Mexico	9,755	45	(142)	9,658
Mexican Government and other general governments agencies debt securities	8,101	34	(120)	8,015
Other debt securities	1,654	11	(22)	1,643
Issued by credit institutions	212	1	(3)	209
Issued by other issuers	1,442	10	(19)	1,434
The United States	12,479	36	(198)	12,317
Government securities	8,625	8	(133)	8,500
US Treasury and other US Government agencies	3,052	-	(34)	3,018
States and political subdivisions	5,573	8	(99)	5,482
Other debt securities	3,854	28	(65)	3,817
Issued by credit institutions	56	1	-	57
Issued by other issuers	3,798	26	(65)	3,759
Turkey	5,052	48	(115)	4,985
Turkey Government and other general governments agencies debt securities	5,033	48	(114)	4,967
Other debt securities	19	1	(1)	19
Issued by credit institutions	19	-	(1)	19
Other countries	13,271	533	(117)	13,687
Other foreign governments and other general governments agencies debt securities	6,774	325	(77)	7,022
Other debt securities	6,497	208	(40)	6,664
Issued by Central Banks	1,330	2	(1)	1,331
Issued by credit institutions	2,535	139	(19)	2,654
Issued by other issuers	2,632	66	(19)	2,679
Subtotal	40,557	661	(572)	40,647
Total	65,273	1,567	(589)	66,251

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities By Rating
Debt Securities by Rating
	June 2018		December 2017
	Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%
AAA	606	1.0%	687	1.0%
AA+	12,331	20.3%	10,738	16.2%
AA	223	0.4%	507	0.8%
AA-	486	0.8%	291	0.4%
A+	777	1.3%	664	1.0%
A	786	1.3%	683	1.0%
A-	22,676	37.4%	1,330	2.0%
BBB+	9,858	16.3%	35,175	53.1%
BBB	6,972	11.5%	7,958	12.0%
BBB-	3,458	5.7%	5,583	8.4%
BB+ or below	836	1.4%	1,564	2.4%
Without rating	1,589	2.6%	1,071	1.6%
Total	60,600	100%	66,251	100%

Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments
Financial assets designated at fair value through profit or loss: Equity Instruments. June 2018 (Millions of euros)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Book Value
Equity instruments listed
Listed Spanish company shares	2,172	-	(226)	1,947
Other entities	2,172	-	(226)	1,947
Listed foreign company shares	120	66	(10)	176
United States	48	40	-	88
Mexico	1	24	-	25
Turkey	4	-	-	4
Other countries	67	1	(10)	59
Subtotal	2,292	66	(236)	2,123
Unlisted equity instruments
Unlisted Spanish company shares	6	1	-	6
Other entities	6	1	-	6
Unlisted foreign companies shares	421	31	(1)	450
United States	355	-	-	355
Turkey	7	5	-	12
Other countries	59	25	(1)	84
Subtotal	426	31	(1)	457
Total	2,718	97	(236)	2,579

Financial assets designated at fair value through other comprehensive income: Equity Instruments. December 2017 (Millions of euros)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Equity instruments listed
Listed Spanish company shares	2,189	-	(1)	2,188
Other entities	2,189	-	(1)	2,188
Listed foreign company shares	215	33	(7)	241
United States	11	-	-	11
Mexico	8	25	-	33
Turkey	4	1	-	5
Other countries	192	7	(7)	192
Subtotal	2,404	33	(8)	2,429
Unlisted equity instruments
Unlisted Spanish company shares	33	29	-	62
Credit institutions	4	-	-	4
Other entities	29	29	-	58
Unlisted foreign companies shares	665	77	(8)	734
United States	498	40	(6)	532
Mexico	1	-	-	1
Turkey	15	6	(2)	19
Other countries	151	31	-	182
Subtotal	698	106	(8)	796
Total	3,102	139	(16)	3,224

Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets
Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income (Millions of euros)
	First semester 2018	December 2017
Balance at the beginning	1,641	947
Effect of changes in accounting policies (IFRS 9)	(142)	-
Valuation gains and losses	(271)	321
Amounts transferred to income	(84)	356
Other reclassifications	-	(10)
Income tax	89	27
Balance at the end	1,233	1,641